Commonwealth Annuity and Life Insurance Company	commonwealthannuity.com
132 Turnpike Road, Suite 210	* 800.688-9915
Southborough, MA 01772
508-460-2400 – phone 508-460-2401 – fax
Commonwealth Annuity and Life Insurance Company
a Goldman Sachs Company

ANNUAL REPORT – 12/31/2010

FOR CONTRACT HOLDERS OF:	PIONEER VISION 1/2, PIONEER C-VISION, PIONEER XTRAVISION, PIONEER NO-LOAD

March 17, 2011

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Subj:                    Separate Account VA-P

1940 Act Registration Number: 811-8848

1933 Act Registration Numbers: 33-85916, 333-64831, 333-81017, 333-90535

CIK: 0000932501

Rule N30-d Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA-P, a unit investment trust registered under the Act, mailed to its contract owners the annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
Pioneer Variable Contracts Trust (Class I)	930709	March 1, 2011
AllianceBernstein Variable Products Series Fund, Inc. (Class B)	825316	February 24, 2011
Delaware VIP Trust (Service Class)	814230	March 1, 2011
Franklin Templeton Variable Insurance Products Trust (Class 2)	837274	March 3, 2011
Invesco Variable Insurance Funds (Series I Shares)	896435	February 25, 2011

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

/s/ SCOTT D. SILVERMAN

Scott D. Silverman
Senior Vice President, General Counsel
and Corporate Secretary

Commonwealth Annuity and Life Insurance Company

132 Turnpike Road, Suite 210 * Southborough, MA 01772